Investment Strategy - Invesco MSCI North America Climate ETF	Dec. 04, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, MSCI Inc. (the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is a subset of the MSCI ACWI Select Climate 500 Index (the “Parent Index”). The Parent Index is designed to track the performance of approximately 500 stocks of companies located throughout the world that meet certain environmental and climate criteria relative to their peers, as determined by the Index Provider, including their own reductions in carbon and greenhouse gas emissions. The Underlying Index is designed to track the performance solely of those stocks of mid- and large-cap companies within the Parent Index that are located in the United States or Canada. Securities eligible for inclusion in the Parent Index include ADRs and GDRs.
To construct the Parent Index, the Index Provider conducts screens on the companies within the ACWI ex Select Countries Index (the “Index Universe”) to exclude companies in the business of tobacco, controversial or nuclear weapons, thermal coal mining, thermal coal-based power generation, or fossil fuel power generation. The exclusions for companies in the businesses of controversial weapons and nuclear weapons are categorical, meaning that the Parent Index will not include any securities from such companies, while the exclusions for companies in the businesses of tobacco, thermal coal mining, thermal coal-based power generation and fossil fuel power generation are based on percentage of revenue thresholds.
The Index Provider then evaluates companies that are directly involved in environmental, social, and/or governance (“ESG”) business controversy cases. The Index Provider defines such ESG controversies as an event or ongoing situation in which a company’s operations, products and/or services may potentially result in a negative ESG impact. For example, cases could include single events, such as a hazardous spill or accident, company violations of existing laws and/or regulations to which they are subject, or an alleged company action or event that violates commonly accepted international norms. To evaluate companies, the Index Provider utilizes a methodology that assesses companies’ reputational and brand risk based on actual or alleged involvement in adverse impact activities as reported by the media, nongovernmental organizations, civil society groups, academia and regulators. The Index Provider monitors across five categories of ESG impact - environment, human rights and community impact, labor rights and supply chain, customers and governance - and 28 sub-categories (including, for example, energy and climate change, human rights concerns, and controversial investments). MSCI has a dedicated team of analytical staff who identify and assess the severity of controversy cases, review the reported allegations and apply consistent scoring for each controversy case, based on, among other things, the severity of impact in each case. The evaluation framework used in MSCI ESG Controversy Scores is designed to be consistent with international norms represented by the UN Declaration of Human Rights, the ILO Declaration on Fundamental Principles and Rights at Work, and the UN Global Compact. In each case, business controversies are scored on a scale of 0 to 10, with 0 being the most severe controversy. All companies having faced very severe controversies pertaining to ESG issues, defined as companies with an MSCI ESG Controversy Score of 0, are ineligible for inclusion in the Parent Index. Companies without any controversies are eligible for the Underlying Index; however, companies for which the Index Provider is unable to analyze and assess an MSCI Controversy Score are ineligible.
After applying these exclusionary screens to the Index Universe, the Index Provider uses data provided by MSCI ESG Research LLC to assess companies for inclusion in the Parent Index based on current emissions intensity and emissions reduction targets.
The final portfolio of securities is constructed according to certain constraints within the Parent Index methodology that are designed to minimize exposure to physical and transition risks of climate change:
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at least a 10% average reduction per year in greenhouse gas (“GHG”) emissions relative to a company's sales, taking into account the company's Scope 1 and 2 emissions. Scope 1 emissions are direct GHG emissions that occur from sources that are controlled or owned by an organization. Scope 2 emissions are indirect GHG emissions generated in the production of electricity consumed by the organization.
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at least a 7% average reduction per year in GHG emissions relative to a company's enterprise value including cash, taking into account the company's Scope 1 and 2 emissions.
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at least a 20% increase, relative to the Index Universe, in the aggregate weight of companies having one or more active carbon emissions reduction target(s) approved by the Science Based Targets initiative (“SBTi”), starting from December 2021.
Finally, the Parent Index’s country and sector weightings are constrained so as to minimize significant differences relative to the Index Universe. Sector weights are limited to +/- 3% the weight of that sector in the Index Universe, and country weights are capped at +/- 5% of the weight of that country in the Index Universe.
The Underlying Index is composed of all securities selected for inclusion in the Parent Index that are also included in the MSCI North America Index. The MSCI North America Index measures the performance of large- and mid-capitalization companies in Canada and the United States. Securities in the Underlying Index are weighted proportionately to their weights in the Parent Index.
As of October 31, 2024, the Underlying Index was composed of 282 constituents with market capitalizations ranging from approximately $13.4 billion to $3.4 trillion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of October 31, 2024, the Underlying Index had significant exposure to the information technology sector. The Fund's portfolio, and the extent to which it concentrates its investments, are likely to change over time.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of October 31, 2024, the Underlying Index had significant exposure to the information technology sector. The Fund's portfolio, and the extent to which it concentrates its investments, are likely to change over time.